Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets

Precision recognizes right-of-use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2023	$37,512	$25,926	$63,438
Additions	469	10,522	10,991
Derecognition	(433)	(861)	(1,294)
Depreciation	(3,588)	(6,086)	(9,674)
Effect of foreign currency exchange differences	1,700	871	2,571
Balance, December 31, 2024	$35,660	$30,372	$66,032
Additions	1,705	5,682	7,387
Reclassifications to Property, Plant and Equipment	—	(2,786)	(2,786)
Derecognition	(228)	(1,295)	(1,523)
Depreciation	(3,633)	(6,171)	(9,804)
Lease remeasurements	(126)	(984)	(1,110)
Effect of foreign currency exchange differences	(870)	(509)	(1,379)
Balance, December 31, 2025	$32,508	$24,309	$56,817

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected non-cancellable undiscounted operating lease payments are as follows:

	2025	2024
Less than one year	$21,256	$23,909
One to five years	43,483	50,232
More than five years	28,753	24,429
	$93,492	$98,570

Summary of Maturity Analysis of Lease Payments

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2025:

	Operating Leases	Finance Leases
Less than one year	$389,349	$962
One to five years	277,276	3,792
More than five years	—	1,650
Total undiscounted lease receipts	$666,625	$6,404
Unearned finance income on lease receipts		(1,062)
Net investment in the lease		$5,342